Document and Entity Information	Oct. 08, 2021
Cover [Abstract]
Entity Registrant Name	CHEVRON CORP
Amendment Flag	false
Entity Central Index Key	0000093410
Document Type	8-K
Document Period End Date	Oct. 08, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-00368
Entity Tax Identification Number	94-0890210
Entity Address, Address Line One	6001 Bollinger Canyon Road
Entity Address, City or Town	San Ramon
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94583
City Area Code	(925)
Local Phone Number	842-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $.75 per share
Trading Symbol	CVX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false